Associates and Joint Ventures - Equity Method Investment of Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	€ 76
Translation differences and other comprehensive income	(5,422)	€ 3,152	€ (6,762)
Investments accounted for by the equity method at period end	77	76
Associates and Joint Ventures
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	76	80
Additions	8	17
Translation differences and other comprehensive income	(1)	2
Income (loss)	5	(5)	(10)
Dividends	(11)	(13)
Transfers and other		(5)
Investments accounted for by the equity method at period end	€ 77	€ 76	€ 80